Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands	4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2020 shares	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Oct. 01, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					55,175
Share-based Payment Arrangement, Noncash Expense | $					$ 3,510	$ 1,998	$ 1,717
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,438,720	430,467
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	184,270
Stock Issued During Period, Shares, New Issues					5,541,959	184,270	7,613,788
Stock issued during the period					931,874
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,063,428	317,188	113,279
Part of Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,008,253
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				7,613,788	747,604
2019 Plan [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					1,421,000
Number of tranches					4
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares					$ 8.00
Number of consecutive trading days					60 days
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Third Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares					$ 11.00
Number of consecutive trading days					60 days
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Fourth Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares					$ 14.00
Number of consecutive trading days					60 days
2019 Plan [Member] | Common Class A [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Maximum number of shares approved under Equity Incentive Plan					1,812,500
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					1,421,000
Share-based Compensation, Grants in Period		17,720			61,625
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan					12,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments | $					$ 100,000
New 2021 Plan [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches			3
New 2021 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares			$ 27.00
Number of consecutive trading days			60 days
New 2021 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Third Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares			$ 30.00
Number of consecutive trading days			60 days
New 2021 Plan [Member] | Common Class A [Member] | Tranche A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Commenced date			Oct. 01, 2021
New 2021 Plan [Member] | Common Class A [Member] | Second and Third [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Commenced date			Sep. 30, 2025
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			1,500,000
Share-based Compensation, Grants in Period			1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			105,000